Fair Value Measurements - Key inputs used in available-for-sale investments valuation (Details) - Available-for-sale Securities - Level 3	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Key inputs used in available-for-sale investments valuation
Discount rate	23.00%	23.00%
Lack of marketability discount ("DLOM")	25.00%	25.00%
Volatility	45.30%	47.00%
Terminal growth rate	3.0	3.0
Minimum
Key inputs used in available-for-sale investments valuation
Revenue growth rate	5.00%	10.00%
Maximum
Key inputs used in available-for-sale investments valuation
Revenue growth rate	93.80%	349.00%